Notes Payable (Details) - Schedule of interest expense, net (which includes interest expense incurred) recognized - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Successor [Member]
Notes Payable (Details) - Schedule of interest expense, net (which includes interest expense incurred) recognized [Line Items]
Interest expense incurred in Term Loan	$ 1,462
Interest expense incurred on Delayed Draw Term Loan	50
Interest on promissory note
Interest expense incurred on deferred cash payment	75
Other interest expense	4
Amortization of deferred financing costs	109
Amortization of original issue discount	297
Interest expense, net	$ 1,997
Predecessor [Member]
Notes Payable (Details) - Schedule of interest expense, net (which includes interest expense incurred) recognized [Line Items]
Interest expense incurred in Term Loan
Interest expense incurred on Delayed Draw Term Loan
Interest on promissory note		102
Interest expense incurred on deferred cash payment
Other interest expense
Amortization of deferred financing costs
Amortization of original issue discount
Interest expense, net		$ 102